Net investment in lease - Schedule of Minimum Lease Receivable from Direct Financing Leases (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
2021	$ 44.3
2022	44.3
2023	44.3
2024	44.5
2025	44.4
Thereafter	551.4
Minimum lease receivable from direct financing leases	$ 773.2	$ 1,224.2